INCOME TAXES (Schedule of the Reconciliation of the Effective Tax Rate) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income before taxes on income		$ (4,974)	$ 15,482	$ 135,241
Statutory tax rate in Israel		23.00%	23.00%	23.00%
Israel statutory tax rate		$ (1,144)	$ 3,561	$ 31,105
Foreign tax effects
"Preferred Enterprise" benefits	[1]		(2,415)	(15,753)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Amount			1,395	928
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount			741	407
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount		360	27	667
Previous years taxes			1,291	42
Change in valuation allowance			(319)	(340)
Change in unrecognized tax benefits			(1,422)	3,319
Other			9	(97)
Total tax expense (benefit)		$ 2,959	$ 2,868	$ 20,278
Benefit per ordinary share from "Preferred Enterprise" status:
Basic	[1]		$ 0.05	$ 0.33
Diluted	[1]		$ 0.05	$ 0.31

[1]	State and Local Income Taxes: The majority (greater than 50 percent) of the state and local tax effect in the United States is attributable to taxes imposed by the State of California.